UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         April 26, 2006 to May 25, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   June 7, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the May 25, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-WMC1
                                  May 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                    ENDING
              FACE           PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       161,500,000.00     157,172,197.10      637,005.21     673,139.71    1,310,144.92      0.00        0.00      156,535,191.89
A2       383,500,000.00     366,169,733.89   11,463,497.63   1,534,672.28   12,998,169.91      0.00        0.00      354,706,236.26
A3       148,700,000.00     148,700,000.00            0.00     629,419.84      629,419.84      0.00        0.00      148,700,000.00
A4       169,200,000.00     169,200,000.00            0.00     724,652.58      724,652.58      0.00        0.00      169,200,000.00
A5        59,653,000.00      59,653,000.00            0.00     259,956.84      259,956.84      0.00        0.00       59,653,000.00
M1        44,127,000.00      44,127,000.00            0.00     194,871.45      194,871.45      0.00        0.00       44,127,000.00
M2        37,067,000.00      37,067,000.00            0.00     164,311.22      164,311.22      0.00        0.00       37,067,000.00
M3        21,181,000.00      21,181,000.00            0.00      94,068.00       94,068.00      0.00        0.00       21,181,000.00
M4        19,416,000.00      19,416,000.00            0.00      87,847.37       87,847.37      0.00        0.00       19,416,000.00
M5        19,416,000.00      19,416,000.00            0.00      88,170.97       88,170.97      0.00        0.00       19,416,000.00
M6        17,063,000.00      17,063,000.00            0.00      78,623.18       78,623.18      0.00        0.00       17,063,000.00
M7        16,474,000.00      16,474,000.00            0.00      83,185.19       83,185.19      0.00        0.00       16,474,000.00
M8        14,709,000.00      14,709,000.00            0.00      75,498.60       75,498.60      0.00        0.00       14,709,000.00
M9        10,591,000.00      10,591,000.00            0.00      63,187.49       63,187.49      0.00        0.00       10,591,000.00
M10       10,002,000.00      10,002,000.00            0.00      62,173.93       62,173.93      0.00        0.00       10,002,000.00
M11       11,179,000.00      11,179,000.00            0.00      69,490.34       69,490.34      0.00        0.00       11,179,000.00
P                100.00             100.00            0.00      71,568.62       71,568.62      0.00        0.00              100.00
R                  0.00               0.00            0.00           0.00            0.00      0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,143,778,100.00   1,122,120,030.99   12,100,502.84   4,954,837.61   17,055,340.45      0.00        0.00    1,110,019,528.15
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                   ENDING
              FACE           NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      1,176,727,234.11   1,155,069,165.10            0.00    1,994,841.80   1,994,841.80      0.00        0.00    1,142,968,662.26
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LJK7      973.20245882      3.94430471         4.16804774         8.11235245      969.25815412         5.139380%
A2        46626LHR4      954.81025786     29.89178000         4.00175301        33.89353301      924.91847786         5.029380%
A3        46626LHS2    1,000.00000000      0.00000000         4.23281668         4.23281668    1,000.00000000         5.079380%
A4        46626LHT0    1,000.00000000      0.00000000         4.28281667         4.28281667    1,000.00000000         5.139380%
A5        46626LHU7    1,000.00000000      0.00000000         4.35781671         4.35781671    1,000.00000000         5.229380%
M1        46626LHV5    1,000.00000000      0.00000000         4.41614998         4.41614998    1,000.00000000         5.299380%
M2        46626LHW3    1,000.00000000      0.00000000         4.43281679         4.43281679    1,000.00000000         5.319380%
M3        46626LHX1    1,000.00000000      0.00000000         4.44115009         4.44115009    1,000.00000000         5.329380%
M4        46626LHY9    1,000.00000000      0.00000000         4.52448342         4.52448342    1,000.00000000         5.429380%
M5        46626LHZ6    1,000.00000000      0.00000000         4.54115008         4.54115008    1,000.00000000         5.449380%
M6        46626LJA9    1,000.00000000      0.00000000         4.60781691         4.60781691    1,000.00000000         5.529380%
M7        46626LJB7    1,000.00000000      0.00000000         5.04948343         5.04948343    1,000.00000000         6.059380%
M8        46626LJC5    1,000.00000000      0.00000000         5.13281664         5.13281664    1,000.00000000         6.159380%
M9        46626LJD3    1,000.00000000      0.00000000         5.96614956         5.96614956    1,000.00000000         7.159380%
M10       46626LJE1    1,000.00000000      0.00000000         6.21614977         6.21614977    1,000.00000000         7.459380%
M11       46626LJF8    1,000.00000000      0.00000000         6.21614992         6.21614992    1,000.00000000         7.459380%
P         46626LJH4    1,000.00000000      0.00000000   715,686.20000000   715,686.20000000    1,000.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   981.06444859     10.57941470         4.33199203        14.91140672      970.48503390
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         46626LJG9      981.59465645      0.00000000         1.69524571         1.69524571      971.31147230         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds:
        Scheduled Principal Payments (Total)                                                                             474,928.29
                Group 1                                                                                                  104,991.24
                Group 2                                                                                                  369,937.05

        Principal Prepayments (Total)                                                                                 11,578,330.31
                Group 1                                                                                                  525,340.97
                Group 2                                                                                               11,052,989.34

        Curtailments (Total)                                                                                              46,465.56
                Group 1                                                                                                    6,604.07
                Group 2                                                                                                   39,861.49

        Curtailment Interest Adjustments (Total)                                                                             778.68
                Group 1                                                                                                       68.93
                Group 2                                                                                                      709.75

        Repurchase Principal (Total)                                                                                           0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Substitution Amounts (Total)                                                                                           0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Net Liquidation Proceeds (Total)                                                                                       0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Other Principal Adjustments (Total)                                                                                    0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Non Recoverable Principal Advances (Total)                                                                             0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

Interest Funds:

        Gross Interest                                                                                                 7,533,902.57
                Group 1                                                                                                1,308,275.87
                Group 2                                                                                                6,225,626.70

        Servicing Fees                                                                                                   481,278.88
                Group 1                                                                                                   84,010.97
                Group 2                                                                                                  397,267.91

        Trustee Fees                                                                                                       3,850.18
                Group 1                                                                                                      672.07
                Group 2                                                                                                    3,178.11

        Custodian Fee                                                                                                      1,925.12
                Group 1                                                                                                      336.04
                Group 2                                                                                                    1,589.07

        Trust Oversight Manager Fees                                                                                      14,438.36
                Group 1                                                                                                    2,520.33
                Group 2                                                                                                   11,918.04

        Non Recoverable Interest Advances (Total)                                                                              0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

Prepayment Penalties:
        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                        13
                Group 1                                                                                                           1
                Group 2                                                                                                          12

        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                             2,454,653.88
                Group 1                                                                                                   89,507.52
                Group 2                                                                                                2,365,146.36

        Amount of Prepayment Penalties Collected                                                                          71,568.62
                Group 1                                                                                                    2,332.94
                Group 2                                                                                                   69,235.68

Available Remittance Amount                                                                                           19,132,912.87

        Principal Remittance Amount (Total)                                                                           12,100,502.84
                Group 1                                                                                                  637,005.21
                Group 2                                                                                               11,463,497.63

        Interest Remittance Amount (Total)                                                                             7,032,410.03
                Group 1                                                                                                1,220,736.46
                Group 2                                                                                                5,811,673.57

Pool Detail:
        Beginning Number of Loans Outstanding                                                                                 5,698
                Group 1                                                                                                       1,540
                Group 2                                                                                                       4,158

        Ending Number of Loans Outstanding                                                                                    5,651
                Group 1                                                                                                       1,537
                Group 2                                                                                                       4,114

        Beginning Aggregate Loan Balance                                                                           1,155,069,165.10
                Group 1                                                                                              201,626,247.60
                Group 2                                                                                              953,442,917.50

        Ending Aggregate Loan Balance                                                                              1,142,968,662.26
                Group 1                                                                                              200,989,242.39
                Group 2                                                                                              941,979,419.87

        Current Advances                                                                                                       0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Aggregate Advances                                                                                                     0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Weighted Average Remaining Term To Maturity                                                                          336.35
                Group 1                                                                                                      338.00
                Group 2                                                                                                      336.00

        Weighted Average Net Mortgage Rate                                                                                 7.14566%
                Group 1                                                                                                    7.21700%
                Group 2                                                                                                    7.13058%


        Delinquent Mortgage Loans
                Group 1
                Category        Number      Principal Balance       Percentage
                1 Month           24          2,455,972.24            1.22%
                2 Month            7            713,557.10            0.36%
                3 Month            0                  0.00            0.00%
                Total             31          3,169,529.34            1.58%

        Delinquent Mortgage Loans
                Group 2
                Category        Number      Principal Balance       Percentage
                1 Month           61         15,106,648.53            1.60%
                2 Month           38          9,624,116.12            1.02%
                3 Month            0                  0.00            0.00%
                Total             99         24,730,764.65            2.63%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
                Group Number      Number of Loans      Principal Balance       Percentage
                      1                  1                231,243.84             0.12%
                      2                  1                583,375.81             0.06%
                Total                    2                814,619.65             0.07%



        Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       1
Principal Balance of Bankruptcy Loans that are Current                                                                   231,243.84
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  1
Total Principal Balance of Bankruptcy Loans                                                                              231,243.84

        Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       1
Principal Balance of Bankruptcy Loans that are Current                                                                   583,375.81
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  1
Total Principal Balance of Bankruptcy Loans                                                                              583,375.81


        Foreclosures
                Group Number     Number of Loans    Principal Balance      Percentage
                      1                 0                  0.00                0.00%
                      2                 0                  0.00                0.00%
                Total                   0                  0.00                0.00%


        Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00

        Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00


        REO Properties
                Group Number      Number of Loans       Principal Balance      Percentage
                      1                  0                   0.00               0.00%
                      2                  0                   0.00               0.00%
                Total                    0                   0.00               0.00%


        Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00

        Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00


        REO Property Scheduled Balance
                Group Number      Loan Number      REO Date       Schedule Principal Balance
                                                                             0.00
                Total                                                        0.00


        Principal Payoffs by Group occurred in this Distribution
                Group Number        Number of Loans       Principal Balance        Percentage
                      1                    0                    525,340.97             0.26%
                      2                    0                 11,052,989.34             1.17%
                Total                      0                 11,578,330.31             1.01%


        Realized Loss Group Report
                                                                                            Balance of         Net Liquidation
                Group Number    Current Loss      Cumulative Loss      Ending Balance     Liquidated Loans         Proceeds
                1                  0.00                0.00            200,989,242.39          0.00                 0.00
                2                  0.00                0.00            941,979,419.87          0.00                 0.00
                TOTAL              0.00                0.00          1,142,968,662.26          0.00                 0.00


Loss Detail:

        Current Realized Losses- Reduced by Recoveries                                                                         0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Cumulative Realized Losses - Reduced by Recoveries                                                                     0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Current Applied Losses                                                                                                 0.00
        Cumulative Applied Losses                                                                                              0.00

Trigger Event                                                                                                                    NO
        TEST I - Trigger Event Occurrence                                                                                        NO
        (Is Delinquency Percentage > 36.70% of of Senior Enhancement Percentage ?)
        Delinquency Percentage                                                                                             0.90446%
        36.70% of of Senior Enhancement Percentage                                                                         8.16137%
        OR
        TEST II - Trigger Event Occurrence                                                                                       NO
        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
        Cumulative Realized Losses as % of Original Loan Bal                                                               0.00000%
        Required Cumulative Loss %                                                                                         0.00000%


O/C Reporting
        Targeted Overcollateralization Amount                                                                         32,948,362.56
        Ending Overcollateralization Amount                                                                           32,949,134.11
        Ending Overcollateralization Deficiency                                                                                0.00
        Overcollateralization Release Amount                                                                                   0.00
        Monthly Excess Interest                                                                                        2,000,500.28
        Payment to Class C                                                                                             1,994,841.80

Certificate Interest Shortfall Detail:

        Interest Carryforward Amount Occurred This Period                                                                      0.00
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Interest Carryforward Amount Paid This Period                                                                          0.00
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Remaining Interest Carryforward Amount
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

Swap Account:
        Net Swap Payment Due                                                                                             154,299.25
        Net Swap Payment Paid                                                                                            154,299.25
        Net Swap Receipt Due                                                                                                   0.00

        Beginning Balance                                                                                                  1,000.00
        Additions to the Swap Account                                                                                    154,299.25
        Withdrawals from the Swap Account                                                                                154,299.25
        Ending Balance                                                                                                     1,000.00

Basis Risk Reserve Fund Account:
        Beginning Balance                                                                                                  1,000.00
        Additions to the Basis Risk Reserve Fund                                                                           5,658.48
        Dividend Earnings on the Basis Risk Reserve Fund                                                                       0.00
        Withdrawals from the Basis Risk Reserve Fund                                                                       5,658.48
        Ending Balance                                                                                                     1,000.00

Basis Risk Reserve Carryover:
        Interest Carryover Amount Occurred This Period
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                    121.08
                Class M-10                                                                                                 2,614.85
                Class M-11                                                                                                 2,922.55

        Interest Carryover Amount Paid This Period
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                    121.08
                Class M-10                                                                                                 2,614.85
                Class M-11                                                                                                 2,922.55

        Remaining Interest Carryover Amount
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class A-5                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

Non-Supported Interest Shortfall:

        Total Prepayment Interest Shortfall occurred this distribution                                                         0.00

        Prepayment Interest Shortfall Allocated to Class A-1                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-2                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-3                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-4                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-5                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-1                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-2                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-3                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-4                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-5                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-6                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-7                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-8                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-9                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-10                                                                  0.00
        Prepayment Interest Shortfall Allocated to Class M-11                                                                  0.00
        Prepayment Interest Shortfall Allocated to Class C                                                                     0.00

        Total Relief Act Interest Shortfall occurred this distribution                                                         0.00

        Relief Act Interest Shortfall Allocated to Class A-1                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-2                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-3                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-4                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-5                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-1                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-2                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-3                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-4                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-5                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-6                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-7                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-8                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-9                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-10                                                                  0.00
        Relief Act Interest Shortfall Allocated to Class M-11                                                                  0.00
        Relief Act Interest Shortfall Allocated to Class C                                                                     0.00

Available Net Funds Cap to Libor Certificates                                                                              7.145661

One-Month LIBOR for Such Distribution Date                                                                                 4.959380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                Class A-1                                                                                                  5.139380
                Class A-2                                                                                                  5.029380
                Class A-3                                                                                                  5.079380
                Class A-4                                                                                                  5.139380
                Class A-5                                                                                                  5.229380
                Class M-1                                                                                                  5.299380
                Class M-2                                                                                                  5.319380
                Class M-3                                                                                                  5.329380
                Class M-4                                                                                                  5.429380
                Class M-5                                                                                                  5.449380
                Class M-6                                                                                                  5.529380
                Class M-7                                                                                                  6.059380
                Class M-8                                                                                                  6.159380
                Class M-9                                                                                                  7.159380
                Class M-10                                                                                                 7.459380
                Class M-11                                                                                                 7.459380

Deferred Amounts Detail:
        (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
        Deferred Amount with respect to such Distribution Date
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Deferred Amount Paid This Period                                                                                       0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Deferred Amount Occurred This Period                                                                                   0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Remaining Deferred Amount
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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